Fair Value Financial Assets Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	$ 163,000,000	[1]	$ 118,000,000	[1]
Other Temporary Investments	386,000,000		353,000,000
Risk Management Assets
Risk Management Assets	472,000,000		457,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	2,096,000,000		1,932,000,000
Total Assets	3,117,000,000		2,860,000,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	223,000,000		267,000,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	117,000,000		86,000,000		69,000,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	90,000,000	[2],[3]	(9,000,000)	[2],[3]	(15,000,000)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date			37,000,000	[3]	29,000,000	[3]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	6,000,000		(3,000,000)
Purchases, Issuances and Settlements	(108,000,000)	[4]	(16,000,000)	[4]	32,000,000	[4]
Transfers into Level 3	(8,000,000)	[5],[6]	19,000,000	[5],[6]	1,000,000	[5],[6]
Transfers out of Level 3	(21,000,000)	[5],[7]	(4,000,000)	[5],[7]	(35,000,000)	[5],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	75,000,000	[8]	7,000,000	[8]	5,000,000	[8]
Ending Balance	151,000,000		117,000,000		86,000,000
Level 3 Quantitative Information [Abstract]
Counterparty Credit Risk	3.03%	[9]	3.16%	[9]
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	17,000,000	[1]	16,000,000	[1]
Other Temporary Investments	340,000,000		334,000,000
Risk Management Assets
Risk Management Assets	37,000,000		22,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,132,000,000		1,020,000,000
Total Assets	1,526,000,000		1,392,000,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	65,000,000		30,000,000
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	1,000,000	[1]	1,000,000	[1]
Other Temporary Investments	9,000,000		8,000,000
Risk Management Assets
Risk Management Assets	561,000,000		565,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,000,000		901,000,000
Total Assets	1,524,000,000		1,475,000,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	467,000,000		499,000,000
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	0	[1]	0	[1]
Other Temporary Investments	0		0
Risk Management Assets
Risk Management Assets	190,000,000		142,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Total Assets	190,000,000		142,000,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	39,000,000		25,000,000
Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	145,000,000	[1]	101,000,000	[1]
Other Temporary Investments	37,000,000		11,000,000
Risk Management Assets
Risk Management Assets	(316,000,000)		(272,000,000)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	11,000,000		11,000,000
Total Assets	(123,000,000)		(149,000,000)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	(348,000,000)		(287,000,000)
2014 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			4,000,000
2014 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			25,000,000
2014 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			27,000,000
2015 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	(18,000,000)
2015 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	31,000,000
2015 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	50,000,000
2015 - 2017 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			(11,000,000)
2015 - 2017 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			37,000,000
2015 - 2017 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			60,000,000
2016 - 2018 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	(10,000,000)
2016 - 2018 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	52,000,000
2016 - 2018 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	29,000,000
2018 - 2019 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			(1,000,000)
2018 - 2019 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			7,000,000
2018 - 2019 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			14,000,000
2019 - 2020 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	12,000,000
2019 - 2020 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	9,000,000
2020 - 2030 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			5,000,000
2020 - 2030 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			19,000,000
2021 - 2030 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	1,000,000
2021 - 2030 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	66,000,000
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	453,000,000	[10],[11]	440,000,000	[10],[12]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	199,000,000	[10],[11]	245,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	37,000,000	[10],[11]	22,000,000	[10],[12]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	65,000,000	[10],[11]	30,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	528,000,000	[10],[11]	549,000,000	[10],[12]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	432,000,000	[10],[11]	475,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	190,000,000	[10],[11]	142,000,000	[10],[12]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	36,000,000	[10],[11]	22,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(302,000,000)	[10],[11]	(273,000,000)	[10],[12]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	(334,000,000)	[10],[11]	(282,000,000)	[10],[12]
Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	157,000,000		132,000,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	37,000,000		22,000,000
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	11.37	[13]	11.42	[13]
Forward Price Range High	159.92	[13]	120.72	[13]
Weighted Average Market Price	57.18	[13]
FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	33,000,000		10,000,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	2,000,000		3,000,000
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	(14.63)	[13]	(5.10)	[13]
Forward Price Range High	20.02	[13]	10.44	[13]
Weighted Average Market Price	0.96	[13]
Commodity [Member]
Risk Management Assets
Risk Management Assets	16,000,000	[10]	7,000,000	[10]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	14,000,000	[10]	6,000,000	[10]
Commodity [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	0	[10]	0	[10]
Commodity [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	32,000,000	[10]	15,000,000	[10]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	27,000,000	[10]	11,000,000	[10]
Commodity [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	3,000,000	[10]	3,000,000	[10]
Commodity [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(16,000,000)	[10]	(8,000,000)	[10]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	(16,000,000)	[10]	(8,000,000)	[10]
Interest Rate Foreign Currency Hedges [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	1,000,000		2,000,000
Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	1,000,000		2,000,000
Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Other [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	0		0
Fair Value Hedging [Member]
Risk Management Assets
Risk Management Assets	3,000,000		4,000,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	9,000,000		14,000,000
Fair Value Hedging [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0		0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	0		0
Fair Value Hedging [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,000,000		1,000,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	7,000,000		11,000,000
Fair Value Hedging [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0		0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	0		0
Fair Value Hedging [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	2,000,000		3,000,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	2,000,000		3,000,000
Appalachian Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	15,632,000	[14]	2,750,000	[14]
Risk Management Assets
Risk Management Assets			38,119,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	44,315,000		40,869,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			19,133,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	10,562,000		10,979,000		1,971,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	29,694,000	[2],[3]	(3,568,000)	[2],[3]	(5,204,000)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date			0	[3]	0	[3]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income					23,000
Purchases, Issuances and Settlements	(32,584,000)	[4]	481,000	[4]	11,200,000	[4]
Transfers into Level 3	(3,648,000)	[5],[6]	1,340,000	[5],[6]	1,392,000	[5],[6]
Transfers out of Level 3	(32,000)	[5],[7]	(925,000)	[5],[7]	(1,930,000)	[5],[7]
Transfer of OPCo Generation to Parent			0
Changes in Fair Value Allocated to Regulated Jurisdiction	11,750,000	[15]	2,255,000	[15]	3,527,000	[15]
Ending Balance	15,742,000		10,562,000		10,979,000
Appalachian Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	15,599,000	[14]	2,714,000	[14]
Risk Management Assets
Risk Management Assets			827,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	15,805,000		3,541,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			700,000
Appalachian Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	0	[14]	0	[14]
Risk Management Assets
Risk Management Assets			54,837,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	20,197,000		54,837,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			49,533,000
Appalachian Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	0	[14]	0	[14]
Risk Management Assets
Risk Management Assets	17,654,000		12,097,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	17,654,000		12,097,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	1,912,000		1,535,000
Appalachian Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	33,000	[14]	36,000	[14]
Risk Management Assets
Risk Management Assets			(29,642,000)
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	(9,341,000)		(29,606,000)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			(32,635,000)
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	28,683,000	[16],[17]	37,756,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	13,074,000	[16],[17]	18,846,000	[16],[17]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	206,000	[16],[17]	827,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	227,000	[16],[17]	700,000	[16],[17]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	20,197,000	[16],[17]	54,448,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	20,339,000	[16],[17]	49,220,000	[16],[17]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	17,654,000	[16],[17]	12,097,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	1,912,000	[16],[17]	1,535,000	[16],[17]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(9,374,000)	[16],[17]	(29,616,000)	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	(9,404,000)	[16],[17]	(32,609,000)	[16],[17]
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	5,801,000		9,359,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	1,799,000		960,000
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	13.43	[13]	13.04	[13]
Forward Price Range High	123.02	[13]	80.5	[13]
Weighted Average Market Price	52.47	[13]
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	11,853,000		2,738,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	113,000		575,000
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	(14.63)	[13]	(5.10)	[13]
Forward Price Range High	20.02	[13]	10.44	[13]
Weighted Average Market Price	1.01	[13]
Appalachian Power Co [Member] | Commodity [Member]
Risk Management Assets
Risk Management Assets			363,000	[16]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			287,000	[16]
Appalachian Power Co [Member] | Commodity [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			0	[16]
Appalachian Power Co [Member] | Commodity [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			389,000	[16]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			313,000	[16]
Appalachian Power Co [Member] | Commodity [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			0	[16]
Appalachian Power Co [Member] | Commodity [Member] | Other [Member]
Risk Management Assets
Risk Management Assets			(26,000)	[16]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			(26,000)	[16]
Indiana Michigan Power Co [Member]
Risk Management Assets
Risk Management Assets			26,883,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	2,095,732,000		1,931,610,000
Total Assets	2,121,377,000		1,958,493,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			13,975,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	7,164,000		7,541,000		1,263,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	18,593,000	[2],[3]	(2,466,000)	[2],[3]	(3,554,000)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date			0	[3]	0	[3]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income					13,000
Purchases, Issuances and Settlements	(20,553,000)	[4]	390,000	[4]	7,734,000	[4]
Transfers into Level 3	(2,475,000)	[5],[6]	911,000	[5],[6]	860,000	[5],[6]
Transfers out of Level 3	(22,000)	[5],[7]	(637,000)	[5],[7]	(1,144,000)	[5],[7]
Transfer of OPCo Generation to Parent			0
Changes in Fair Value Allocated to Regulated Jurisdiction	11,997,000	[15]	1,425,000	[15]	2,369,000	[15]
Ending Balance	14,704,000		7,164,000		7,541,000
Indiana Michigan Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			561,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,131,797,000		1,020,593,000
Total Assets	1,131,937,000		1,021,154,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			475,000
Indiana Michigan Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			38,901,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,387,000		900,295,000
Total Assets	969,280,000		939,196,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			35,273,000
Indiana Michigan Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	16,008,000		8,205,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Total Assets	16,008,000		8,205,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	1,304,000		1,041,000
Indiana Michigan Power Co [Member] | Other [Member]
Risk Management Assets
Risk Management Assets			(20,784,000)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	10,548,000		10,722,000
Total Assets	4,152,000		(10,062,000)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			(22,814,000)
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	25,645,000	[16],[17]	26,667,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	6,618,000	[16],[17]	13,781,000	[16],[17]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	140,000	[16],[17]	561,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	154,000	[16],[17]	475,000	[16],[17]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	15,893,000	[16],[17]	38,667,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	11,440,000	[16],[17]	35,061,000	[16],[17]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	16,008,000	[16],[17]	8,205,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	1,304,000	[16],[17]	1,041,000	[16],[17]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(6,396,000)	[16],[17]	(20,766,000)	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	(6,280,000)	[16],[17]	(22,796,000)	[16],[17]
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	6,375,000		6,348,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	1,219,000		651,000
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	13.43	[13]	13.04	[13]
Forward Price Range High	123.02	[13]	80.5	[13]
Weighted Average Market Price	52.47	[13]
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	9,633,000		1,857,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	85,000		390,000
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	(14.63)	[13]	(5.10)	[13]
Forward Price Range High	20.02	[13]	10.44	[13]
Weighted Average Market Price	1.01	[13]
Indiana Michigan Power Co [Member] | Commodity [Member]
Risk Management Assets
Risk Management Assets			216,000	[16]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			194,000	[16]
Indiana Michigan Power Co [Member] | Commodity [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			0	[16]
Indiana Michigan Power Co [Member] | Commodity [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			234,000	[16]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			212,000	[16]
Indiana Michigan Power Co [Member] | Commodity [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			0	[16]
Indiana Michigan Power Co [Member] | Commodity [Member] | Other [Member]
Risk Management Assets
Risk Management Assets			(18,000)	[16]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities			(18,000)	[16]
Ohio Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	28,696,000	[14]	19,399,000	[14]
Risk Management Assets
Risk Management Assets			3,082,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	81,040,000		22,481,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	2,920,000		15,429,000		2,666,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	30,768,000	[2],[3]	(5,042,000)	[2],[3]	(7,452,000)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date			328,000	[3]	5,401,000	[3]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income					28,000
Purchases, Issuances and Settlements	(33,688,000)	[4]	765,000	[4]	16,214,000	[4]
Transfers into Level 3	0	[5],[6]	1,874,000	[5],[6]	1,909,000	[5],[6]
Transfers out of Level 3	0	[5],[7]	(1,303,000)	[5],[7]	(2,527,000)	[5],[7]
Transfer of OPCo Generation to Parent			(12,051,000)
Changes in Fair Value Allocated to Regulated Jurisdiction	48,402,000	[15]	2,920,000	[15]	(810,000)	[15]
Ending Balance	48,402,000		2,920,000		15,429,000
Ohio Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	408,000	[14]	19,387,000	[14]
Risk Management Assets
Risk Management Assets			0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	408,000		19,387,000
Ohio Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	0	[14]	0	[14]
Risk Management Assets
Risk Management Assets			162,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	0		162,000
Ohio Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	0	[14]	0	[14]
Risk Management Assets
Risk Management Assets	52,343,000		3,269,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	52,343,000		3,269,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	3,941,000
Ohio Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	28,288,000	[14]	12,000	[14]
Risk Management Assets
Risk Management Assets			(349,000)
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	28,289,000		(337,000)
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	52,344,000	[16],[17]	2,920,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	4,956,000	[16],[17]	0	[16],[17]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[16],[17]	0	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	0	[16],[17]	0	[16],[17]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	0	[16],[17]	0	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	1,116,000	[16],[17]	0	[16],[17]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	52,343,000	[16],[17]	3,269,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	3,941,000	[16],[17]	349,000	[16],[17]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	1,000	[16],[17]	(349,000)	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	(101,000)	[16],[17]	(349,000)	[16],[17]
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	45,101,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	3,941,000
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	48.25	[13]
Forward Price Range High	159.92	[13]
Weighted Average Market Price	84.04	[13]
Ohio Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	7,242,000		3,269,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	0		349,000
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	(14.63)	[13]	(5.1)	[13]
Forward Price Range High	20.02	[13]	10.44	[13]
Weighted Average Market Price	1.01	[13]
Ohio Power Co [Member] | Commodity [Member]
Risk Management Assets
Risk Management Assets			162,000	[16]
Ohio Power Co [Member] | Commodity [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Ohio Power Co [Member] | Commodity [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			162,000	[16]
Ohio Power Co [Member] | Commodity [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Ohio Power Co [Member] | Commodity [Member] | Other [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Public Service Co Of Oklahoma [Member]
Risk Management Assets
Risk Management Assets			1,167,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	0		0		0
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	0	[2],[3]	0	[2],[3]	0	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date			0	[3]	0	[3]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income					0
Purchases, Issuances and Settlements	0	[4]	0	[4]	0	[4]
Transfers into Level 3	0	[5],[6]	0	[5],[6]	0	[5],[6]
Transfers out of Level 3	0	[5],[7]	0	[5],[7]	0	[5],[7]
Transfer of OPCo Generation to Parent			0
Changes in Fair Value Allocated to Regulated Jurisdiction	(377,000)	[15]	0	[15]	0	[15]
Ending Balance	(377,000)		0		0
Public Service Co Of Oklahoma [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0
Public Service Co Of Oklahoma [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			1,162,000
Public Service Co Of Oklahoma [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0
Public Service Co Of Oklahoma [Member] | Other [Member]
Risk Management Assets
Risk Management Assets			5,000
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	0	[16],[17]	1,083,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	918,000	[16],[17]	85,000	[16],[17]
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[16],[17]	0	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	0	[16],[17]	0	[16],[17]
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	0	[16],[17]	1,078,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	595,000	[16],[17]	81,000	[16],[17]
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	360,000	[16],[17]	0	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	737,000	[16],[17]	0	[16],[17]
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(360,000)	[16],[17]	5,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	(414,000)	[16],[17]	4,000	[16],[17]
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	360,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	737,000
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	(14.63)	[13]
Forward Price Range High	20.02	[13]
Weighted Average Market Price	1.01	[13]
Public Service Co Of Oklahoma [Member] | Commodity [Member]
Risk Management Assets
Risk Management Assets			84,000	[16]
Public Service Co Of Oklahoma [Member] | Commodity [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Public Service Co Of Oklahoma [Member] | Commodity [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			84,000	[16]
Public Service Co Of Oklahoma [Member] | Commodity [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Public Service Co Of Oklahoma [Member] | Commodity [Member] | Other [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Southwestern Electric Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	14,356,000	[14]	17,241,000	[14]
Risk Management Assets
Risk Management Assets			1,179,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	14,387,000		18,420,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	0		0		0
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	0	[2],[3]	0	[2],[3]	0	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date			0	[3]	0	[3]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income					0
Purchases, Issuances and Settlements	0	[4]	0	[4]	0	[4]
Transfers into Level 3	0	[5],[6]	0	[5],[6]	0	[5],[6]
Transfers out of Level 3	0	[5],[7]	0	[5],[7]	0	[5],[7]
Transfer of OPCo Generation to Parent			0
Changes in Fair Value Allocated to Regulated Jurisdiction	(460,000)	[15]	0	[15]	0	[15]
Ending Balance	(460,000)		0		0
Southwestern Electric Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	12,660,000	[14]	15,871,000	[14]
Risk Management Assets
Risk Management Assets			0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	12,660,000		15,871,000
Southwestern Electric Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	0	[14]	0	[14]
Risk Management Assets
Risk Management Assets			1,330,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	31,000		1,330,000
Southwestern Electric Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	0	[14]	0	[14]
Risk Management Assets
Risk Management Assets			0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	439,000		0
Southwestern Electric Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	1,696,000	[14]	1,370,000	[14]
Risk Management Assets
Risk Management Assets			(151,000)
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	1,257,000		1,219,000
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	31,000	[16],[17]	1,082,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	1,082,000	[16],[17]	0	[16],[17]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[16],[17]	0	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	0	[16],[17]	0	[16],[17]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	31,000	[16],[17]	1,233,000	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	684,000	[16],[17]	154,000	[16],[17]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	439,000	[16],[17]	0	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	899,000	[16],[17]	0	[16],[17]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(439,000)	[16],[17]	(151,000)	[16],[17]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	(501,000)	[16],[17]	(154,000)	[16],[17]
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	439,000
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	899,000
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	(14.63)	[13]
Forward Price Range High	20.02	[13]
Weighted Average Market Price	1.01	[13]
Southwestern Electric Power Co [Member] | Commodity [Member]
Risk Management Assets
Risk Management Assets			97,000	[16]
Southwestern Electric Power Co [Member] | Commodity [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Southwestern Electric Power Co [Member] | Commodity [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			97,000	[16]
Southwestern Electric Power Co [Member] | Commodity [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Southwestern Electric Power Co [Member] | Commodity [Member] | Other [Member]
Risk Management Assets
Risk Management Assets			0	[16]
Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	280,000,000	[1]	250,000,000	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	20,000,000	[18]	19,000,000	[18]
Cash [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	234,000,000	[1]	231,000,000	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	9,000,000	[18]	8,000,000	[18]
Cash [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	9,000,000	[1]	8,000,000	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[18]	0	[18]
Cash [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	0	[1]	0	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[18]	0	[18]
Cash [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	37,000,000	[1]	11,000,000	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	11,000,000	[18]	11,000,000	[18]
Cash [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	19,966,000	[19]	18,804,000	[19]
Cash [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	9,418,000	[19]	8,082,000	[19]
Cash [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[19]	0	[19]
Cash [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[19]	0	[19]
Cash [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	10,548,000	[19]	10,722,000	[19]
Fixed Income Funds [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,000,000		901,000,000
Fixed Income Funds [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,000,000		901,000,000
Fixed Income Funds [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,387,000		900,295,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	953,387,000		900,295,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Mutual Funds Fixed Income [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	81,000,000		80,000,000
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	81,000,000		80,000,000
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	0		0
Domestic [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,123,000,000	[20]	1,012,000,000	[20]
Domestic [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,123,000,000	[20]	1,012,000,000	[20]
Domestic [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[20]	0	[20]
Domestic [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[20]	0	[20]
Domestic [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[20]	0	[20]
Domestic [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,122,379,000	[20]	1,012,511,000	[20]
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,122,379,000	[20]	1,012,511,000	[20]
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[20]	0	[20]
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[20]	0	[20]
Domestic [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[20]	0	[20]
Mutual Funds Equity [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	25,000,000	[20]	23,000,000	[20]
Mutual Funds Equity [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	25,000,000	[20]	23,000,000	[20]
Mutual Funds Equity [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	0	[20]	0	[20]
Mutual Funds Equity [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	0	[20]	0	[20]
Mutual Funds Equity [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	0	[20]	0	[20]
Cash and Cash Equivalents [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	20,000,000		19,000,000
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	19,966,000		18,804,000
US Government Agencies Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	697,000,000		609,000,000
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	697,000,000		609,000,000
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	697,042,000		608,875,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	697,042,000		608,875,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	48,000,000		37,000,000
Corporate Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	48,000,000		37,000,000
Corporate Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	47,792,000		36,782,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	47,792,000		36,782,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	208,000,000		255,000,000
State and Local Jurisdiction [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	208,000,000		255,000,000
State and Local Jurisdiction [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	208,553,000		254,638,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	208,553,000		254,638,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Dedesignated Risk Management Contracts [Member]
Risk Management Assets
Risk Management Assets			6,000,000	[21]
Dedesignated Risk Management Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0	[21]
Dedesignated Risk Management Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			0	[21]
Dedesignated Risk Management Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0	[21]
Dedesignated Risk Management Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets			$ 6,000,000	[21]

[1]	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[2]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[3]	Included in revenues on the statements of income.
[4]	Represents the settlement of risk management commodity contracts for the reporting period.
[5]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[6]	Represents existing assets or liabilities that were previously categorized as Level 2.
[7]	Represents existing assets or liabilities that were previously categorized as Level 3.
[8]	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.
[9]	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.
[10]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[11]	The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018; Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030; Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030. Risk management commodity contracts are substantially comprised of power contracts.
[12]	The December 31, 2013 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $4 million in 2014, $(11) million in periods 2015-2017 and $(1) million in periods 2018-2019; Level 2 matures $25 million in 2014, $37 million in periods 2015-2017, $7 million in periods 2018-2019 and $5 million in periods 2020-2030; Level 3 matures $27 million in 2014, $60 million in periods 2015-2017, $14 million in periods 2018-2019 and $19 million in periods 2020-2030. Risk management commodity contracts are substantially comprised of power contracts.
[13]	Represents market prices in dollars per MWh.
[14]	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investment in money market funds.
[15]	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.
[16]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[17]	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.
[18]	Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.
[19]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.
[20]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[21]	Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.